Long-term borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Long-term borrowings
19	Long-term borrowings
Long-term borrowings as at December 31, 2019 and 2018 consist of the following:

	31/12/19	31/12/18
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019	—	893
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021	4,601	6,631
3-months Euribor (360) plus a 4% spread long-term debt with final payment due June 2021	1,500	2,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	42	83
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022	428	628
3-months Euribor (360) plus a 3 . 5% spread long-term debt with final payment due March 2022	1,125	1,625
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022	1,191	1,583
2.3% fixed long-term debt with final payment due July 2025	6,075	7,000
0.210% fixed long-term debt with final payment due December 2030	3,105	—
80% of 6-months Euribor (360) plus a 0.95% spread long-term debt with final payment due Jan. 2035	345	—

Total long-term debt	18,412	20,943
Less current installments	(4,321)	(10,582)

Long-term borrowings, excluding current installments	14,091	10,361

In August 2014, the Company incurred long-term debt for a 5,000 nominal amount with installments payable on a monthly basis. The final payment occurred in August 2019. This loan was collateralized by a mortgage on the properties located in Matera (Italy), for an amount of 10,000.

A loan of nominal 10,000 was incurred in 2015 by the Romanian subsidiary. The loan was payable on a monthly basis starting from August 2015. In August 2017 and July 2019, the subsidiary negotiated a rescheduling of the loan’s repayment with the bank. In particular, the loan, remaining at year-end
in the amount of 4,601 is due by August 2021, and the new amortization schedule provides for 19 monthly installments of 103 and a lump sum repayment of 2,644, due on maturity. The loan is guaranteed by a mortgage on the Romanian plant for an amount of 16,628, and is subject to the following covenants: (a) cash receipts >= 60% turnover; (b) earnings before interest, taxes, depreciation and amortization (EBITDA) >= 4.5%; (c) net debt/EBITDA <= 3; (d) debt service cover ratio >= 1.35.
In 2015 the Company incurred long-term debt for nominal amount of 5,000 with installments payable on a quarterly basis and with final payment due in June 2021. This long-term floating-rate debt, of which 1,500 remains at year-end,
provides variable installments depending on the
3-months
Euribor (360) plus a 4% spread. This loan is guaranteed by mortgage on the properties located in Matera and Altamura (Italy) for a total amount of 10,000, and is subject to financial covenants, which are measured at year-end
as follows: (a) net financial position/earnings before interest, taxes, depreciation and amortization (EBITDA) <= 2.0; (b) net financial position/equity <= 0.25.
In 2015, one of the Italian subsidiaries incurred long-term debt for a 200 nominal amount with installments payable on a monthly basis and with final payment due December 2020. The interest rate is based on the
6-month
Euribor (360) plus a 2.9% spread. This loan, of which 42 remains at year-end,
is guaranteed by a mortgage on some Italian properties for a total amount of 300.
In 2017, one of the Italian subsidiaries incurred long-term debt for a 1,000 nominal amount, with installments payable on a monthly basis and with final payment due February 2022. This long-term floating-rate debt, of which 428 remains at year-end,
provides variable installments depending on the
3-months
Euribor (360) plus a 2.2% spread.
In January 2017, the Company incurred long-term debt for a 2,500 nominal amount with installments payable on a quarterly basis and with final payment due March 2022. This long-term floating-rate debt, of which 1,125 remains at year-end,
provides variable installments depending on the
3-months
Euribor (360) plus a 3.5% spread, and is subject to financial covenants, which are measured at year-end
as follows: (a) net financial position/earnings before interest, taxes, depreciation and amortization (EBITDA) <= 2.0; (b) net financial position/equity <= 0.25.
In November 2017, the Company incurred long-term debt for a 2,000 nominal amount with installments payable on a monthly basis and with final payment due November 2022. This long-term floating-rate debt, of which 1,191 remains at year-end,
provides variable installments depending on the
3-months
Euribor (360) plus a 1.9% spread.
In July 2017, the Company incurred long-term fixed rate debt for a 7,000 nominal amount with installments payable on a monthly basis and with final payments due July 2025. This long-term fixed-rate debt, of which 6,075 remains at year-end,
is assisted by a mortgage on the properties located in Matera (Italy) for an amount of 14,000.
In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis and with final payment due December 2030. This long-term fixed-rate debt, of which 3,105 remains at year-end,
is guaranteed by a mortgage on the properties located in Ginosa, Laterza and Santeramo in Colle (Italy) for a total amount of 13,936.
In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term floating-rate debt, of which 345 remains at year-end,
provides variable installments depending on the 80% of
6-months
Euribor (360) plus 0.95% spread. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

During 2019 and 2018, the Company made all installment payments related to the aforementioned long-term borrowings.
Interest expense related to long-term borrowings for the years ended December 31, 2019, 2018 and 2017 is 454, 636 and 738, respectively. Interest due is paid with the related installment.